STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF WARRANTS GRANTED ASSUMPTIONS

In applying the Black-Scholes option pricing model to warrants granted or issued, the Company used the following assumptions:

For the Six Months Ended
June 30,
2020
Risk free interest rate	1.63%
Contractual term (years)	5.00
Expected volatility	202%

In applying the Black-Scholes option pricing model to warrants granted or issued, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2020	2019
Risk free interest rate	0.41% - 1.63%	1.38% - 2.62%
Expected term (years)	5.00 - 5.00	1.00 - 5.00
Expected volatility	202% - 278%	140% - 167%
Expected dividends	0.00%	0.00%

SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the six months ended June 30, 2021 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, January 1, 2021	15,002,388,203	$0.0011	4.9	$95,965,883
Granted	-	-
Exercised	(494,604,977)	0.001
Expired	(395,000)	4.22
Outstanding, June 30, 2021	14,507,388,226	$0.001	4.4	$87,725,815

Exercisable, June 30, 2021	14,507,388,226	$0.001	4.4	$87,725,815

SCHEDULE OF STOCK WARRANTS

The following table presents information related to stock warrants at June 30, 2021:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.00 - $0.015	14,501,064,290	4.4	14,501,064,290
$0.20 - $1.99	5,106,746	3.0	5,106,746
$2.00 - $2.99	75,000	2.3	75,000
$3.00 - $3.99	70,000	2.0	70,000
$4.00 - $4.99	983,023	0.7	983,023
$5.00 - $5.99	89,167	0.2	89,167
	14,507,388,226	4.4	14,507,388,226

The following table presents information related to stock warrants at December 31, 2020:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.00 - $0.015	14,995,669,267	2.9	14,995,669,267
$0.20 - $0.99	5,106,746	3.5	5,106,746
$2.00 - $2.99	75,000	2.8	75,000
$3.00 - $3.99	70,000	2.5	70,000
$4.00 - $4.99	1,293,023	1.0	1,293,023
$5.00 - $5.99	174,167	0.5	174,167
	15,002,388,203	2.9	15,002,388,203

SCHEDULE OF STOCK OPTION GRANTED ASSUMPTIONS

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

For the Six Months Ended
June 30,
2021
Risk free interest rate	1.71%
Expected term (years)	5.50
Expected volatility	228%
Expected dividends	0.00%

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

For the Years Ended
December 31,
2019
Risk free interest rate	1.47% - 2.72%
Expected term (years)	10.00
Expected volatility	133% - 140%
Expected dividends	0.00%

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the option activity during the six months ended June 30, 2021 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2021	4,859,617	$0.98	6.2	-
Granted	2,347,835,948	0.0119
Forfeited	(504,450)	0.75
Outstanding, June 30, 2021	2,352,191,115	$0.0139	9.4	$-

Exercisable, June 30, 2021	1,178,631,812	$0.0158	9.7	$-

A summary of the option activity during the years ended December 31, 2020 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, January 1, 2019	4,703,785	$3.21
Granted	245,000	0.36
Forfeited	(69,168)	2.79
Outstanding, December 31, 2019	4,879,617	$0.99
Issued	-	-
Expired	(20,000)	1.49
Outstanding, December 31, 2020	4,859,617	$0.98	6.2	$-

Exercisable, December 31, 2020	4,694,955	$0.99	6.1	$-

SCHEDULE OF STOCK OPTION BY EXERCISE PRICE

The following table presents information related to stock options at June 30, 2021:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.00 - $0.0119	2,347,835,948	9.8	1,173,917,974
$0.26 - $0.74	175,000	8.2	175,000
$0.75 - $0.99	4,102,667	5.4	3,961,338
$1.00 - $5.99	5,000	3.0	5,000
$6.00 - $19.99	37,500	2.5	37,500
$20.00 - $30.00	35,000	0.7	35,000
	2,352,191,115	9.7	1,178,131,812

The following table presents information related to stock options at December 31, 2020:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.26 - $0.74	175,000	8.7	175,000
$0.75 - $0.99	4,607,117	6.1	4,442,455
$1.00 - $5.99	5,000	3.5	5,000
$6.00 - $19.99	37,500	3.0	37,500
$20.00 - $30.00	35,000	1.2	35,000
	4,859,617	6.1	4,694,955

SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS	A summary of our unvested RSUs as of June 30, 2021 is as follows:
Number of
Shares
Outstanding, January 1, 2021	-
Granted	1,173,917,974
Forfeited	-
Vested	-
Outstanding, June 30, 2021	1,173,917,974

SCHEDULE OF STOCK OPTION EXPENSE

The following table presents information related to stock compensation expense:

						Weighted
						Average
	For the Three Months Ended		For the Six Months Ended		Unrecognized at	Remaining Amortization
	June 30,		June 30,		June 30,	Period
	2021	2020	2021	2020	2021	(Years)
Consulting	$-	$33,589	$-	$67,178	$-	-
Research and development	24,304	59,195	49,425	121,007	32,055	0.3
General and administrative	2,902,160	126,480	16,953,806	252,960	24,766,962	2.3
	$2,926,464	$219,264	$17,003,231	$441,145	$24,799,017	2.3

The following table presents information related to stock option expense:

	For the Years Ended		Unrecognized at	Weighted Average Remaining Amortization
	December 31,		December 31,	Period
	2020	2019	2020	(Years)
Consulting	$110,557	$539,690	$-	-
Research and development	177,281	417,838	81,482	0.8
General and administrative	403,863	670,995	15,073	0.8
	$691,701	$1,628,523	$96,555	0.8

SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the years ended December 31, 2020 and 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, January 1, 2019	3,483,403	$3.63
Granted	6,162,301	0.44
Exercised	-	-
Forfeited	(1,266,527)	5.41
Outstanding, December 31, 2019	8,379,177	$1.43
Issued	15,227,346,970	0.0007
Exercised	(231,677,703)	0.001
Expired	(1,660,241)	2.14
Outstanding, December 31, 2020	15,002,388,203	$0.0011	2.9	$95,965,883

Exercisable, December 31, 2020	15,002,388,203	$0.0011	2.9	$95,965,883